Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other tax payable		$ 28	$ 22
Customer contract liability, current		84	111	$ 147
Other current liabilities		36	47
Total other current liabilities		148	$ 180	$ 594
SEALS Corp
Other tax payable	$ 30	28
Customer contract liability, current	157	84
Other current liabilities	38	36
Total other current liabilities	$ 225	$ 148